Share capital	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

9. Share capital

(a) Authorized

The authorized share capital of the Company consists of an unlimited number of common shares, Class B shares and First Preferred Shares, in each case without nominal or par value. Common shares are voting and may receive dividends as declared at the discretion of the board of directors. Class B shares are non-voting and convertible to common shares at the holder’s discretion, on a one-for-one basis. Upon dissolution or wind-up of the Company, Class B shares participate rateably with the common shares in the distribution of the Company’s assets. First Preferred Shares have voting rights as decided upon by the board of directors at the time of grant. Upon dissolution or wind-up of the Company, First Preferred Shares are entitled to priority over common and Class B shares.

The Company has Series I First Preferred Shares that are non-voting, may receive dividends as declared at the discretion of the board of directors, and are convertible to common shares at the holder’s discretion, on the basis of 30 Series I First Preferred Shares for one common share.

The Company has Series II First Preferred Shares that are non-voting, may receive dividends as declared at the discretion of the board of directors, and are convertible to common shares at the holder’s discretion, on the basis of one Series II First Preferred Share for one common share.

Holders may not convert Series I or Series II First Preferred Shares into common shares if, after giving effect to the exercise of conversion, the holder would have beneficial ownership or direction or control over common shares in excess of 4.99% of the then outstanding common shares. This limit may be raised at the option of the holder on 61 days’ prior written notice: (i) up to 9.99%, (ii) up to 19.99%, subject to clearance of a personal information form submitted by the holder to the Toronto Stock Exchange; and (iii) above 19.99%, subject to approval by the Toronto Stock Exchange and shareholder approval.

(b) Share capital issued – year ended December 31, 2019

In February 2019, the Company completed an underwritten public offering of 6,550,000 common share units and 12,200,000 Series II Non-Voting Convertible First Preferred Share units, each issued at $0.80 per unit. The gross proceeds from this offering were $15,000, before deducting offering expenses of $1,117. Each common share unit comprises one common share of the Company and one common share purchase warrant. Each common share purchase warrant will be exercisable for one common share at a price of $0.96 per common share purchase warrant for 60 months. Each preferred share unit comprises one Series II First Preferred Share and one Series II First Preferred Share purchase warrant. Each Series II First Preferred Share purchase warrant will be exercisable for one Series II First Preferred Share at a price of $0.96 per Series II First Preferred Share purchase warrant for 60 months. Each purchase warrant has a price protection feature that resets the exercise price of the warrant under certain conditions including the issuance of common shares, or securities convertible into common shares, at prices below the exercise price. In addition, in the event of a “Fundamental Transaction” (as defined in the related warrant agreement, which generally includes any merger with another entity, the sale, transfer or other disposition of all or substantially all of our assets to another entity, or the acquisition by a person of more than 50% of our common stock), each warrant holder will have the right up to 90 days after the consummation of the Fundamental Transaction to require us to repurchase the warrant for a purchase price in cash equal to the Black Scholes value (as calculated under the warrant agreement) of the then remaining unexercised portion of such warrant on the date of such Fundamental Transaction.

Proceeds were allocated amongst common shares, preferred shares and warrants by applying a relative fair value approach, with fair value of the warrants determined using the Black-Scholes model, resulting in an initial warrant liability of $5,372. The difference between the allocated amount of the warrants and their fair value was a discount of $2,514, which is being amortized on a straight-line basis over the five-year term of the warrants. Purchase warrants are recognized as liabilities, as the price protection feature creates potential variability in the price at which the warrants will be settled as well as the warrants being issued in U.S. dollars, which differs from the Company’s functional currency. Warrants are revalued each period-end at fair value through profit and loss. The change in fair value of the warrant liability for the year ended December 31, 2019 was an increase of $4,967.

The warrant liability was determined based on the fair value of warrants at the issue date and the reporting date using the Black-Scholes model with the following assumptions:

	Issue date	Reporting date
	February 28, 2019	December 31, 2019
Expected warrant life	5.0 years	4.2 years
Risk-free interest rate	1.8%	1.5%
Dividend yield	0%	0%
Expected volatility	86.9%	96.8%

The risk-free interest rate is based on the implied yield on a Government of Canada zero-coupon issue with a remaining term equal to the expected term of the warrants. The expected volatility is based on the historical volatility for the Company.

During the year ended December 31, 2019, 7,700,000 Series II First Preferred Shares were converted into 7,700,000 common shares.

Share capital issued – year ended December 31, 2018

In a June 2018 amendment to the license agreement for SIRPαFc, the sublicense revenue sharing provisions were removed in return for a payment to the licensors of $2,290 in the form of 369,621 common shares, which was recorded in research and development expenses.

During the year ended December 31, 2018, 35,154,286 Series I First Preferred Shares were converted into 1,171,806 common shares.

(c) Weighted average number of common shares

The weighted average number of common shares outstanding for the years ended December 31, 2019 and 2018 were 25,264,447 and 13,906,074, respectively. The Company has not adjusted its weighted average number of common shares outstanding in the calculation of diluted loss per share, as any adjustment would be antidilutive.

(d) Warrants

There were 69,073,031 common share warrants with a weighted average exercise price of $0.28 that were exercisable at a ratio of 30:1 into common shares that expired in 2018.

There were 1,190,476 Preferred Warrants that were exercisable at $7.93 per warrant for one common share or one Series II First Preferred Share that expired in December 2018.

(e) Stock option plan

The 2018 Stock Option Plan was approved by the Company’s shareholders at the annual meeting held on June 1, 2018. Stock options granted are equity-settled, have a vesting period of between 18 months and 4 years and have a maximum term of 10 years. The total number of common shares available for issuance under the Company’s 2018 Stock Option Plan is 3,894,501. As at December 31, 2019, the Company was entitled to issue an additional 327,856 stock options under the 2018 Stock Option Plan.

During the year ended December 31, 2019, 200,213 unvested stock options were forfeited resulting in a reversal of share-based compensation expense of $851. In addition, 340,000 unvested stock options were modified to be fully vested resulting in the recognition of $603 of share-based compensation expense in the period but no additional incremental fair value.

In September 2019, the Company introduced an Inducement Stock Option Plan for new executive hires. Stock options granted are equity-settled, have a vesting period of 4 years and have a maximum term of 10 years. The total number of common shares available for issuance under the Inducement Stock Option Plan is 3,000,000. As at December 31, 2019, the Company was entitled to issue an additional 1,200,000 stock options under the Inducement Stock Option Plan.

Changes in the number of options outstanding during the years ended December 31 were as follows:

		2019		2018
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price

Balance, beginning of year	2,699,205	$7.75	1,746,982	$10.39
Granted	3,575,600	0.40	1,082,600	3.77
Forfeited	(200,213)	8.50	(128,356)	10.09
Cancelled/Expired	(707,947)	10.66	(2,021)	11.18

Balance, end of year	5,366,645	$2.44	2,699,205	$7.75

Options exercisable, end of year	1,196,967	$7.36	1,193,486	$10.65

The following table reflects stock options outstanding as at December 31, 2019:

		Stock options outstanding		Stock options exercisable
		Weighted average
		remaining
	Number	contractual life	Weighted average	Number	Weighted average
Exercise prices	outstanding	(in years)	exercise price	exercisable	exercise price

$0.29 - $0.57	3,563,600	9.7	$0.40	-	-
$2.98 - $3.23	848,500	8.9	$3.23	477,935	$3.23
$5.09 - $7.67	429,090	7.1	$6.40	258,520	$6.72
$9.41 - $9.62	216,507	6.1	$9.46	167,716	$9.42
$10.75 - $13.66	167,564	6.3	$10.88	151,829	$10.89
$12.98 - $18.60	113,384	5.7	$14.83	112,967	$14.83
$22.44	28,000	5.4	$22.44	28,000	$22.44

	5,366,645	9.0	$2.44	1,196,967	$7.36

Share-based compensation expense was determined based on the fair value of the options at the date of measurement using the Black-Scholes option pricing model with the weighted average assumptions for the years ended December 31 as follows:

	2019	2018
Expected option life	6 years	6 years
Risk-free interest rate	1.4%	2.4%
Dividend yield	0%	0%
Expected volatility	89%	82%

The Black-Scholes option pricing model was developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which significantly differs from the Company's stock option awards. This model also requires highly subjective assumptions, including future stock price volatility and average option life, which significantly affect the calculated values.

The risk-free interest rate is based on the implied yield on a Government of Canada zero-coupon issue with a remaining term equal to the expected term of the option. The expected volatility is based on the historical volatility for the Company. The life of the options is estimated considering the vesting period at the grant date, the life of the option and the average length of time similar grants have remained outstanding in the past. The forfeiture rate is an estimate based on historical evidence and future expectations. The dividend yield was excluded from the calculation since it is the present policy of the Company to retain all earnings to finance operations and future growth.

For the years ended December 31, 2019 and 2018, the Company issued 3,575,600 and 1,082,600 stock options with a fair value of $1,043 and $2,905 and a weighted average grant date fair value of $0.29 and $2.68, respectively.

During the year ended December 31, 2019, 340,000 unvested stock options were modified to be fully vested. The modification resulted in the accelerated recognition of $603 of share-based compensation expense.

(f)  Deferred Share Unit Plan

The board of directors approved a Cash-Settled Deferred Share Unit (“DSU”) Plan on November 9, 2016. For the years ended December 31, 2019 and 2018, there were 2,739,587 and 189,393 DSUs issued, respectively. The fair values of DSUs under this plan as at December 31, 2019 and 2018 were $2,731 and $623, respectively. For the years ended December 31, 2019 and 2018, the DSU expense, comprised of directors fees paid and the revaluation of the DSU liability, was an expense of $2,076 and an expense recovery of $207, respectively. The number of DSUs outstanding as at December 31, 2019 and 2018 were 3,045,821 and 334,982, respectively. During 2019, 28,748 DSUs were redeemed in the amount of $10.